SHARE CAPITAL (Details 3)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Deferred share units [Member]
Number of units outstanding, beginning of period	89,200	89,200	0	0
Number of units Unitd setteled	(20,800,000)	(20,800,000)	0	0
Units outstanding, weighted average grant date fair value, beginning of period	$ 1.62	$ 1.59		$ 0
Units granted in period	183,000	183,000	89,200	89,200
Weighted average grant date fair value Unitd setteled	(20,800,000)	(20,800,000)	0	0
Units granted in period, weighted average grant date fair value		$ 1.59		$ 1.59
Number of units outstanding, end of period	251,400	251,400	89,200	89,200
Units outstanding, weighted average grant date fair value, end of period		$ 1.59	$ 1.62	$ 1.59
Restricted share units [Member]
Number of units outstanding, beginning of period	476,600	476,600	0	0
Number of units Unitd setteled	1,610	1,610	0	0
Units outstanding, weighted average grant date fair value, beginning of period		$ 1.61		$ 0
Units granted in period	585,200	585,200	483,000	483,000
Weighted average grant date fair value Unitd setteled	1,610	1,610	0	0
Units granted in period, weighted average grant date fair value		$ 1.59		$ 1.61
Units cancelled in period	(157,334)	(157,334)	(6,400)	(6,400)
Units cancelled in period, weighted average grant date fair value		$ 1.61		$ 1.65
Number of units outstanding, end of period	733,667	733,667	476,600	476,600
Units outstanding, weighted average grant date fair value, end of period		$ 1.59		$ 1.61